UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

  (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2018

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

James Biblically Responsible Investment ETF

Semi-Annual Report

May 31, 2018

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	May 31, 2018 (Unaudited)

James Biblically Responsible Investment ETF
Schedule of Investments	1
Summary of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Disclosure of Fund Expenses	16
Board Consideration of Approval of Advisory and Sub-Advisory Agreements	17
Other Information	19

Before investing you should carefully consider the Fund’s investment objective, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.jamesetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is diversified. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the Cboe BZX Exchange, Inc. (the “Cboe” or the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the Fund’s underlying index.

Distributor: Foreside Fund Services, LLC

i

James Biblically Responsible Investment ETF SCHEDULE OF INVESTMENTS	May 31, 2018 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS – 99.7%
	BASIC MATERIALS – 11.2%
476	Celanese Corp.	53,750
472	Eastman Chemical Co.	49,234
2,828	Freeport-McMoRan, Inc.	47,793
1,596	Huntsman Corp.	51,024
460	LyondellBasell Industries N.V. - Class A	51,575
1,844	Mosaic Co.	50,692
776	Nucor Corp.	49,812
564	Reliance Steel & Aluminum Co.	52,774
1,124	Steel Dynamics, Inc.	55,559
1,192	United States Steel Corp.	43,949
432	Westlake Chemical Corp.	49,995
		556,157
	COMMUNICATIONS – 1.1%
796	John Wiley & Sons, Inc. - Class A	53,969
	CONSUMER, CYCLICAL – 18.7%
1,316	Allison Transmission Holdings, Inc.	54,364
1,008	AutoNation, Inc.*	46,025
2,320	Bed Bath & Beyond, Inc.	42,131
1,004	BorgWarner, Inc.	48,975
1,920	Dana, Inc.	42,816
1,632	Dick's Sporting Goods, Inc.	59,731
560	Dollar Tree, Inc.*	46,251
1,184	DR Horton, Inc.	49,977
1,224	Foot Locker, Inc.	66,059
824	Kohl's Corp.	55,002
276	Lear Corp.	54,648
844	Michael Kors Holdings Ltd.*	48,437
2,308	Michaels Cos., Inc.*	42,375
1,728	PulteGroup, Inc.	52,272
1,212	Spirit Airlines, Inc.*	44,468
412	Thor Industries, Inc.	38,151
1,148	Toll Brothers, Inc.	45,335
1,020	Tupperware Brands Corp.	43,003
980	Williams-Sonoma, Inc.	54,263
		934,283
	CONSUMER, NON-CYCLICAL – 10.7%
432	AbbVie, Inc.	42,742
444	Avery Dennison Corp.	46,633
640	Express Scripts Holding Co.*	48,518
1,876	H&R Block, Inc.	51,496
504	HCA Healthcare, Inc.	51,983
596	Hill-Rom Holdings, Inc.	54,832
2,096	Pilgrim's Pride Corp.*	40,851
2,276	Sabre Corp.	55,785
Number of Shares		Value ($)
Common Stocks (continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,064	Sprouts Farmers Market, Inc.*	44,789
276	United Rentals, Inc.*	44,041
2,576	Western Union Co.	51,237
		532,907
	ENERGY – 12.0%
16,792	Chesapeake Energy Corp.*	75,060
1,592	Devon Energy Corp.	66,179
768	First Solar, Inc.*	51,924
1,120	HollyFrontier Corp.	86,442
736	Marathon Petroleum Corp.	58,166
2,060	Murphy Oil Corp.	63,345
2,228	Newfield Exploration Co.*	65,147
540	Phillips 66	62,905
548	Valero Energy Corp.	66,418
		595,586
	FINANCIAL – 20.1%
264	Affiliated Managers Group, Inc.	42,045
1,132	Aflac, Inc.	51,008
1,188	Air Lease Corp.	52,759
220	Alliance Data Systems Corp.	46,380
1,200	BankUnited, Inc.	50,604
3,624	BGC Partners, Inc. - Class A	41,531
936	CIT Group, Inc.	46,735
2,300	CNO Financial Group, Inc.	46,046
1,088	Essent Group Ltd.*	37,318
1,476	Federated Investors, Inc. - Class B	35,823
880	First American Financial Corp.	45,830
1,392	Franklin Resources, Inc.	46,729
1,508	Invesco Ltd.	41,199
1,256	Legg Mason, Inc.	46,811
796	LPL Financial Holdings, Inc.	54,741
3,528	MGIC Investment Corp.*	36,656
3,756	Navient Corp.	51,870
1,612	OneMain Holdings, Inc.*	52,438
2,344	Radian Group, Inc.	37,270
3,008	Santander Consumer USA Holdings, Inc.	53,873
768	Stifel Financial Corp.	45,158
1,012	Unum Group	39,276
		1,002,100
	INDUSTRIAL – 14.9%
1,180	Avnet, Inc.	44,982
332	Caterpillar, Inc.	50,434
308	Deere & Co.	46,049

See accompanying Notes to Financial Statements.

James Biblically Responsible Investment ETF SCHEDULE OF INVESTMENTS (Concluded)	May 31, 2018 (Unaudited)

Number of Shares		Value ($)
Common Stocks (continued)
	INDUSTRIAL (Continued)
952	Energizer Holdings, Inc.	57,825
2,232	Gentex Corp.	53,635
328	Harris Corp.	49,354
1,828	Louisiana-Pacific Corp.	53,341
1,012	MasTec, Inc.*	47,210
640	Oshkosh Corp.	46,560
2,284	Owens-Illinois, Inc.*	42,482
956	Sensata Technologies Holding PLC*	48,842
568	Spirit AeroSystems Holdings, Inc. - Class A	48,115
492	TE Connectivity Ltd.	45,795
640	Trinseo S.A.	46,272
1,492	USG Corp.*	61,888
		742,784
	TECHNOLOGY – 8.8%
624	Aspen Technology, Inc.*	58,194
484	DXC Technology Co.	44,581
432	KLA-Tencor Corp.	48,916
232	Lam Research Corp.	45,978
956	Micron Technology, Inc.*	55,056
800	NetApp, Inc.	54,656
868	Seagate Technology PLC	48,912
1,056	Teradyne, Inc.	40,033
524	Western Digital Corp.	43,759
		440,085
	UTILITIES – 2.2%
676	Entergy Corp.	54,695
1,588	FirstEnergy Corp.	54,659
		109,354
	TOTAL COMMON STOCKS
	(Cost $5,037,604)	4,967,225

Number of Shares		Value ($)
SHORT-TERM INVESTMENTS – 0.2%
11,694	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 1.60%#	11,694

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,694)	11,694

	TOTAL INVESTMENTS – 99.9%
	(Cost $5,049,298)	4,978,919
	Other assets in excess of liabilities – 0.1%	5,022
	TOTAL NET ASSETS – 100.0%	$4,983,941

*    Non-income producing security.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

James Biblically Responsible Investment ETF SUMMARY OF INVESTMENTS	May 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	20.1%
Consumer, Cyclical	18.7%
Industrial	14.9%
Energy	12.0%
Basic Materials	11.2%
Consumer, Non-Cyclical	10.7%
Technology	8.8%
Utilities	2.2%
Communications	1.1%
Total Common Stocks	99.7%
Short-Term Investments	0.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
TOTAL NET ASSETS	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	May 31, 2018 (Unaudited)

James Biblically Responsible Investment ETF
Assets:
Investments, at value (Cost $5,049,298)	$4,978,919
Dividends and interest receivable	7,417
Total Assets	4,986,336

Liabilities:
Advisory fee payable	2,395
Total Liabilities	2,395

Net Assets	$4,983,941

Net Assets Consist of:
Capital	$5,024,322
Accumulated undistributed net investment income (loss)	14,796
Accumulated net realized gain (loss) on investments and foreign currency transactions	15,202
Net unrealized appreciation (depreciation) on investments	(70,379)
Net Assets	$4,983,941

Net Assets	$4,983,941
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	200,001
Net Asset Value, Offering and Redemption Price Per Share	$24.92

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Period December 19, 2017 (1) through May 31, 2018 (Unaudited)

James Biblically Responsible Investment ETF
Investment Income:
Dividend income	$24,189
Interest	7
Total Investment Income	24,196

Expenses:
Advisory fees	9,400
Total Expenses	9,400

Net investment income (loss)	14,796

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments and foreign currency transactions	15,202
Change in unrealized appreciation/(depreciation) on investments	(70,379)
Net Realized and Unrealized Gain (Loss) on Investments	(55,177)

Change in Net Assets Resulting From Operations	$(40,381)

(1)   Commencement of operations.

 See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS	May 31, 2018 (Unaudited)

James Biblically Responsible Investment ETF
For the Period December 19, 2017(1) through May 31, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$14,796
Net realized gain (loss) on investments and foreign currency transactions	15,202
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(70,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,381)

Capital Transactions:
Proceeds from shares issued	5,024,297
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,024,297

Total Increase (Decrease) in Net Assets	4,983,916

Net Assets:
Beginning of period (initial seed amount)	25 (2)
End of period	$4,983,941

Accumulated undistributed net investment income (loss)	$14,796

Share Transactions:
Issued	200,000
Net Increase (Decrease) in Share Transactions	200,000

(1)   Commencement of operations.

(2)   Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Investment Activities						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(7)

James Biblically Responsible Investment ETF
For the Period December 19, 2017(6) through May 31, 2018 (Unaudited)	$24.94	$0.12	$(0.14)	$(0.02)	$24.92	(0.08)%	0.56%	0.65%	1.02%	$4,984	50%

(1)   Per share numbers have been calculated using the average shares method.

(2)   Not annualized for periods less than one year.

(3)   Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)   Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price on the Cboe BZX Exchange.  The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Exchange.

(5)   Annualized for periods less than one year.

(6)   Commencement of operations.

(7)   Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Investments herein are for the James Biblically Responsible Investment ETF (the “Fund”). The Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, track the performance of the James Biblically Responsible Investment Index (the “Index”). The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on December 19, 2017.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of May 31, 2018 for the Fund based upon the three levels defined above:

James Biblically Responsible Investment ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$4,967,225	$—	$—	$4,967,225
Short‐Term Investments	11,694	—	—	11,694
Total	$4,978,919	$—	$—	$4,978,919

*       The Fund did not hold any Level 3 securities at period end.

(1)     For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

The Adviser has entered into a license agreement with S-Network Global Indexes, Inc. (the “Index Provider”) pursuant to which the Adviser pays a fee to use the James Biblically Responsible Investment Index (the “Index”). The Adviser is sub-licensing rights to the Index to the Fund at no charge.

(b) Investment Sub-Advisory Agreement

The Adviser and Penserra Capital Management LLC, (“Penserra” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays a fee to the Sub-Adviser, which is calculated daily and paid monthly, equal to an annual rate of 0.05% on up to $100 million in assets, 0.04% on the next $400 million, 0.03% on the next $500 million and 0.02% on assets over $1 billion of the average daily net assets of the Fund, subject to an $18,000 annual minimum fee.

(c) Broker Commissions

For the period ended May 31, 2018, the Fund paid approximately $19 for the execution of purchases and sales of portfolio investments to a broker-dealer affiliated with the Sub-Adviser.

(d) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through December 19, 2018. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(e) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended May 31, 2018 were as follows:

Fund	Purchases	Sales
James Biblically Responsible Investment ETF	$1,639,906	$1,592,824

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended May 31, 2018 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
James Biblically Responsible Investment ETF	$4,975,398	$—	$—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral of up to 115% of the value of deposit securities. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Capitalization Risk: The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New Fund Risk: The Fund is new, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: In seeking to replicate the Index, which is adjusted and rebalanced quarterly, each Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Consumer, Cyclical Sector Risk: Consumer, cyclical companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Financial Sector Risk: The Fund’s investments are exposed to issuers conducting business in the Financial sector. The Financial sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financial sector.

Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Stock Ranking Model Risk: The Index includes the companies that obtain the 100 highest scores under the James Investment Research, Inc. proprietary, rules-based stock ranking model. Changes in the model’s scoring methodology may have an adverse effect on the Fund. No assurance can be given that stocks with higher scores will outperform stocks with lower scores. Moreover, there is no guarantee that the model will generate or produce the intended results. The model could be subject to errors, which may have an adverse effect on the Fund.

Trading Risk: Shares of the Fund may trade on Cboe BZX Exchange, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2018 (Unaudited)

Note 7 – Federal Income Taxes

At May 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
James Biblically Responsible Investment ETF	$5,049,298	$223,931	$(294,310)	$(70,379)

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to the Fund.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2018 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	12/19/17(a)	5/31/18		12/19/17(a)–5/31/18
James Biblically Responsible Investment ETF	$ 1,000.00	$ 999.20	0.65%	$ 2.92
Hypothetical (5% annual return before expenses)**	12/1/17	5/31/18		12/1/17–5/31/18
James Biblically Responsible Investment ETF	$ 1,000.00	$ 1,021.69	0.65%	$ 3.28

  (a)     Commencement of operations.

*    Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 164 divided by 365 (to reflect the one-half year period).

**   Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS	May 31, 2018 (Unaudited)

Board of Trustees Approval of the Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on September 25, 2017, the Board considered and approved the following agreements (collectively, the “Agreements”) with respect to James Biblically Responsible Investment ETF (the “Fund”):

•    An Advisory Agreement between the Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Fund; and

•    A Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Adviser, and at the Meeting, representatives from the Adviser and the Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of the Adviser and Sub-Adviser, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In considering whether to approve the Agreements, the Board took into consideration (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the Adviser’s and Sub-Adviser’s expected cost and profits realized from providing such services, including any fall-out benefits expected to be enjoyed by the Adviser and Sub-Adviser or their affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

In considering the nature, extent and quality of the services to be provided to the Fund, the Board reviewed the portfolio management services to be provided by ETC and Penserra. Among other things, the Board considered the quality of the portfolio management personnel of each company. With respect to ETC and Penserra, the Board noted that it had recently been provided with ETC’s and Penserra’s registration forms as well as responses of ETC and Penserra to a detailed series of questions, which included a description of their operations, service offerings, personnel (including, with respect to Penserra, information about the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the Fund), compliance program, and financial condition. The Trustees noted their familiarity with the services of ETC and Penserra from the Trustees’ previous experience with them.

The Board also considered other services to be provided to the Fund by ETC and Penserra, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. The Board considered ETC’s role in coordinating the activities of the Trust’s other service providers and in overseeing Penserra’s actions with respect to the Fund, including monitoring performance for consistency with the performance of the index. The Board noted Penserra’s responsibilities as the Fund’s sub-adviser, namely, determining from time to time what assets will be purchased, retained or sold by the Fund, and what portion of the assets will be invested or held uninvested in cash, placing orders with respect to transactions in securities or other assets held or to be acquired by the Fund, and selecting broker-dealers

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	May 31, 2018 (Unaudited)

for executing portfolio transactions. Because the Fund is new and has not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board noted, however, it was presented with information concerning the performance of the index that the Fund is designed to track. The Board further noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Rather, in the future, ETC’s and Penserra’s performance would be gauged on, among other things, how well the performance of the Fund tracks the performance of the index. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by ETC and Penserra.

Because the Fund is new and has not yet commenced operations, the Board noted that there were no historical performance records to consider. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by ETC and Penserra.

The Board reviewed the advisory and sub-advisory fees to be paid to ETC and Penserra for their services to the Fund under the Agreements. The Board noted that although the Fund’s advisory fee was within the range of advisory fees paid by other peer funds, it was toward the higher end, and that the sub-advisory fee was consistent with the range of fees received by the Sub-Adviser for its service as sub-adviser to other funds. The Board took into consideration that the Fund’s advisory fee is structured as a “unified fee,” meaning that the Fund would pay no expenses, other than certain excluded expenses, and that the sub-advisory fee paid to Penserra would be paid out of the advisory fee. The Board noted that ETC would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee will be paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Penserra. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to ETC given the work to be performed by each firm. The Board considered the costs and expenses be incurred by ETC and Penserra in providing advisory and sub-advisory services, evaluated the compensation and benefits to be received by ETC and Penserra from their relationship with the Fund, and reviewed profitability analyses from ETC and Penserra with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered. The Board also considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as Fund assets grow. The Board noted, however, that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the Agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	May 31, 2018 (Unaudited)

Index/Trademark License/Disclaimers

The Index was created in partnership with James Investment Research, Inc. (the “Sponsor”) and is provided by S-Network Global Indexes, Inc. (the “Index Provider”). The Sponsor and the Index Provider are not affiliated with the Trust, the Fund, the Adviser, or the Sub-Adviser. The Sponsor has entered into a license agreement with the Index Provider pursuant to which the Sponsor pays a fee to use the Index. The Sponsor is sub-licensing rights to the Index to the Adviser who is sub-licensing the Index to the Fund at no charge. The Index Provider is responsible for making timely and accurate changes in the Index. The Sponsor is responsible for providing the identities of the 100 companies with the highest scores after applying the Sponsor’s proprietary, rules-based stock ranking model to the Index Provider on a quarterly basis. Thomson Reuters PLC serves as calculation agent for the real-time calculation of the Index.

Shares of the Trust are not sponsored, endorsed, or promoted by the Cboe BZX Exchange, Inc. (the “Exchange”) The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Index is compiled and calculated by the Index Provider. The Index Provider has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. The Index Provider will apply all necessary means to ensure the accuracy of the Index. However, the Index Provider shall not be liable (whether in negligence or otherwise) to any person for any error in the Index and shall not be under any obligation to advise any person of any error therein. All copyrights in the Index values and constituent lists vest in the Index Provider. Neither the publication of the Index by the Index Provider nor the granting of a license of rights relating to the Index or to the Index Trademarks for the utilization in connection with the Fund, represents a recommendation by the Index Provider for a capital investment or contains in any manner a warranty or opinion by the Index Provider with respect to the attractiveness of an investment in the Fund. The Fund is not sponsored, endorsed, or sold by the Index Provider or its respective affiliates. The Index Provider and its respective affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. The Index Provider and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider and its respective affiliates have an obligation in connection with the administration and marketing of the Fund but have no obligations or liabilities in connection with the trading of the Fund. Notwithstanding the foregoing, the Index Provider and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund but which may be similar to and competitive with the Fund. In addition, the Index Provider and its affiliates may trade financial products which are linked to the performance of the Index. It is possible that this trading activity will affect the value of the Index and the Fund.

THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Concluded)	May 31, 2018 (Unaudited)

Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s net asset value (“NAV”) can be found on the Fund’s website at www.jamesetf.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management LLC
4 Orinda Way, 100-A
Orinda, CA 94563

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concept’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.jamesetf.com or the SEC website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.jamesetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 26, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	July 26, 2018